Pay vs Performance Disclosure - USD ($)	3 Months Ended	4 Months Ended	5 Months Ended		8 Months Ended	12 Months Ended
	Mar. 27, 2022	Apr. 19, 2021	Dec. 31, 2022	Aug. 14, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(2)	Summary Compensation Table Total for PEO ($)(3)	Compensation Actually Paid to PEO ($)(3)	Summary Compensation Table Total for PEO ($)(4)	Compensation Actually Paid to PEO ($)(4)

2023	11,665,946	16,407,815	Not a PEO	Not a PEO	Not a PEO	Not a PEO	Not a PEO	Not a PEO
2022	14,798,522	11,330,664	2,071,184	1,951,681	7,695,856	(3,624,626)	Not a PEO	Not a PEO
2021	Not a PEO	Not a PEO	Not a PEO	Not a PEO	11,479,855	9,094,405	7,227,002	(3,903,431)
2020	Not a PEO	Not a PEO	Not a PEO	Not a PEO	Not a PEO	Not a PEO	4,122,039	14,718,158

Year	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(5)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(5)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ millions)	Company-selected measure (Adjusted EBITDA) ($ millions)(7)
			Total Stockholder Return ($)	Peer Group Total Stockholder Return ($)(6)

2023	2,999,799	4,429,543	55	119	(88)	3
2022	2,688,029	1,906,745	32	114	(144)	(48)
2021	4,041,472	2,553,526	117	126	(8)	(4)
2020	972,616	2,315,879	184	126	4	35

Company Selected Measure Name						adjusted EBITDA
Named Executive Officers, Footnote						Reflects compensation for our Chief Executive Officer, Christopher Smith, who has served as our Principal Executive Officer (“PEO”) since August 15, 2022.Reflects compensation for our Interim Chief Executive Officer, Lynn Tetrault, who served as our PEO from March 28, 2022 through August 14, 2022.Reflects compensation for our Former Chief Executive Officer, Mark Mallon, who served as our PEO from April 19, 2021 through March 27, 2022. Reflects compensation for our Former Chair of the Board and Chief Executive Officer, Douglas VanOort, who served as our PEO from January 1, 2021 through April 19, 2021 and for the full year ended December 31, 2020. Reflects compensation for Kathryn McKenzie, Sharon Virag, Robert Shovlin, Douglas Brown, and Lawrence Weiss in 2020, Kathryn McKenzie, George Cardoza, Halley Gilbert, Clive Morris in 2021, Jeff Sherman, Bill Bonello, Warren Stone, Vishal Sikri, Dr. Shashikant Kulkarni in 2022, and Jeff Sherman, Warren Stone, Vishal Sikri, Dr. Shashikant Kulkarni, and Melody Harris in 2023.
Peer Group Issuers, Footnote						Peer Group used for Total Stockholder Return comparisons reflects the Nasdaq Biotechnology Index.
Adjustment To PEO Compensation, Footnote
To calculate the CAP for our PEOs and other Named Executive Officers the following adjustments were made to Summary Compensation Table total compensation:
Deductions and Additions to Summary Compensation Table Total

Year	Summary Compensation Table Total ($)	Deductions from Summary Compensation Table Total Pay ($)	Additions to Summary Compensation Table Total Pay ($)	Compensation Actually Paid ($)

Chief Executive Officer serving as PEO - Christopher Smith
2023	11,665,946	8,803,638	13,545,507	16,407,815
2022	14,798,522	11,850,000	8,382,142	11,330,664
Interim Chief Executive Officer serving as PEO - Lynn Tetrault
2022	2,071,184	180,000	60,497	1,951,681
Former Chief Executive Officer serving as PEO - Mark Mallon
2022	7,695,856	5,947,510	(5,372,972)	(3,624,626)
2021	11,479,855	10,500,000	8,114,550	9,094,405
Former Chief Executive Officer serving as PEO - Douglas VanOort
2021	7,227,002	6,577,675	(4,552,758)	(3,903,431)
2020	4,122,039	3,000,000	13,596,119	14,718,158
Average for other Named Executive Officers indicated above
2023	2,999,799	1,772,770	3,202,514	4,429,543
2022	2,688,029	1,981,553	1,200,269	1,906,745
2021	4,041,472	3,350,000	1,862,054	2,553,526
2020	972,616	469,900	1,813,164	2,315,879
Detailed Equity Additions to Summary Compensation Table

Year	Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding ($)	Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY ($)	Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding ($)	Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY ($)	Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions ($)	Addition in respect of any dividends or other earnings paid during applicable FY prior to vesting date of underlying award ($)	Total Equity Adjustments Reflect in Compensation Actually Paid ($)

Chief Executive Officer serving as PEO - Christopher Smith
2023	6,614,037	—	5,989,957	941,513	—	—	13,545,507
2022	8,382,142	—	—	—	—	—	8,382,142
Interim Chief Executive Officer serving as PEO - Lynn Tetrault
2022	210,599	—	(150,102)	—	—	—	60,497
Former Chief Executive Officer serving as PEO - Mark Mallon
2022	—	—	—	2,741,578	(8,114,550)	—	(5,372,972)
2021	8,114,550	—	—	—	—	—	8,114,550
Former Chief Executive Officer serving as PEO - Douglas VanOort
2021	—	—	(4,381,981)	11,265,258	(11,436,035)	—	(4,552,758)
2020	8,485,218	9,145,571	(4,034,670)	—	—	—	13,596,119
Average for other Named Executive Officers indicated above
2023	1,744,759	127,903	820,474	552,690	(43,312)	—	3,202,514
2022	1,458,012	—	(100,428)	103,249	(260,563)	—	1,200,269
2021	2,720,213	(488,131)	(370,028)	—	—	—	1,862,054
2020	1,329,346	970,205	(486,387)	—	—	—	1,813,164

Non-PEO NEO Average Total Compensation Amount						$ 2,999,799	$ 2,688,029	$ 4,041,472	$ 972,616
Non-PEO NEO Average Compensation Actually Paid Amount						$ 4,429,543	1,906,745	2,553,526	2,315,879
Adjustment to Non-PEO NEO Compensation Footnote
To calculate the CAP for our PEOs and other Named Executive Officers the following adjustments were made to Summary Compensation Table total compensation:
Deductions and Additions to Summary Compensation Table Total

Year	Summary Compensation Table Total ($)	Deductions from Summary Compensation Table Total Pay ($)	Additions to Summary Compensation Table Total Pay ($)	Compensation Actually Paid ($)

Chief Executive Officer serving as PEO - Christopher Smith
2023	11,665,946	8,803,638	13,545,507	16,407,815
2022	14,798,522	11,850,000	8,382,142	11,330,664
Interim Chief Executive Officer serving as PEO - Lynn Tetrault
2022	2,071,184	180,000	60,497	1,951,681
Former Chief Executive Officer serving as PEO - Mark Mallon
2022	7,695,856	5,947,510	(5,372,972)	(3,624,626)
2021	11,479,855	10,500,000	8,114,550	9,094,405
Former Chief Executive Officer serving as PEO - Douglas VanOort
2021	7,227,002	6,577,675	(4,552,758)	(3,903,431)
2020	4,122,039	3,000,000	13,596,119	14,718,158
Average for other Named Executive Officers indicated above
2023	2,999,799	1,772,770	3,202,514	4,429,543
2022	2,688,029	1,981,553	1,200,269	1,906,745
2021	4,041,472	3,350,000	1,862,054	2,553,526
2020	972,616	469,900	1,813,164	2,315,879
Detailed Equity Additions to Summary Compensation Table

Year	Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding ($)	Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY ($)	Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding ($)	Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY ($)	Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions ($)	Addition in respect of any dividends or other earnings paid during applicable FY prior to vesting date of underlying award ($)	Total Equity Adjustments Reflect in Compensation Actually Paid ($)

Chief Executive Officer serving as PEO - Christopher Smith
2023	6,614,037	—	5,989,957	941,513	—	—	13,545,507
2022	8,382,142	—	—	—	—	—	8,382,142
Interim Chief Executive Officer serving as PEO - Lynn Tetrault
2022	210,599	—	(150,102)	—	—	—	60,497
Former Chief Executive Officer serving as PEO - Mark Mallon
2022	—	—	—	2,741,578	(8,114,550)	—	(5,372,972)
2021	8,114,550	—	—	—	—	—	8,114,550
Former Chief Executive Officer serving as PEO - Douglas VanOort
2021	—	—	(4,381,981)	11,265,258	(11,436,035)	—	(4,552,758)
2020	8,485,218	9,145,571	(4,034,670)	—	—	—	13,596,119
Average for other Named Executive Officers indicated above
2023	1,744,759	127,903	820,474	552,690	(43,312)	—	3,202,514
2022	1,458,012	—	(100,428)	103,249	(260,563)	—	1,200,269
2021	2,720,213	(488,131)	(370,028)	—	—	—	1,862,054
2020	1,329,346	970,205	(486,387)	—	—	—	1,813,164

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Adjusted EBITDA
Revenue

Total Shareholder Return Amount						$ 55	32	117	184
Peer Group Total Shareholder Return Amount						119	114	126	126
Net Income (Loss)						$ (88,000,000)	$ (144,000,000)	$ (8,000,000)	$ 4,000,000
Company Selected Measure Amount						3,000,000	(48,000,000)	(4,000,000)	35,000,000
PEO Name	Mark Mallon	Douglas VanOort	Christopher Smith	Lynn Tetrault	Mark Mallon	Christopher Smith			Douglas VanOort
Additional 402(v) Disclosure
Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes. Restricted stock awards are valued based on the stock price on the relevant measurement date. Performance stock awards are adjusted to reflect an accrued payout factor consistent with assumptions used for ASC 718 purposes, and the stock price on the relevant measurement date. Stock options are valued using a Black-Scholes option valuation model as at the relevant measurement date, using assumptions consistent with those used for the grant date fair value purposes. See footnotes to Summary Compensation Table above for additional information on valuation methods.
The two measures listed above are the only financial measures used in incentive plans linking performance to compensation actually paid for our Named Executive Officers
						While NeoGenomics utilizes several performance measures to align executive compensation with our performance, all of those NeoGenomics measures are not presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, NeoGenomics is providing the following descriptions of the relationships between information presented in the Pay versus Performance table. Further details on these measures and how they feature in our compensation plans can be found in our Compensation Discussion & Analysis beginning on page 27.
Measure:: 1
Pay vs Performance Disclosure
Name						Adjusted EBITDA
Non-GAAP Measure Description						We determined adjusted EBITDA, a non-GAAP measure, to be the most important financial performance measure used to link Company performance to Compensation Actually Paid (“CAP”) to our PEO and Non-PEO Named Executive Officers in the years 2023.
Measure:: 2
Pay vs Performance Disclosure
Name						Revenue
Christopher Smith [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						$ 11,665,946	$ 14,798,522
PEO Actually Paid Compensation Amount						16,407,815	11,330,664
Lynn Tetrault [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							2,071,184
PEO Actually Paid Compensation Amount							1,951,681
Mark Mallon [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							7,695,856	$ 11,479,855
PEO Actually Paid Compensation Amount							(3,624,626)	9,094,405
Douglas VanOort [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount								7,227,002	$ 4,122,039
PEO Actually Paid Compensation Amount								(3,903,431)	14,718,158
PEO | Christopher Smith [Member] | Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						8,803,638	11,850,000
PEO | Christopher Smith [Member] | Equity Award Additions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						13,545,507	8,382,142
PEO | Christopher Smith [Member] | Equity Awards Granted During the Year, Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards						6,614,037	8,382,142
PEO | Christopher Smith [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards						0	0
PEO | Christopher Smith [Member] | Equity Awards Granted in Prior Year, Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards						5,989,957	0
PEO | Christopher Smith [Member] | Equity Awards Granted in Prior Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards						941,513	0
PEO | Christopher Smith [Member] | Equity Awards Granted in Prior Year, Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards						0	0
PEO | Christopher Smith [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Prior to Vesting Date Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards						0	0
PEO | Lynn Tetrault [Member] | Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							180,000
PEO | Lynn Tetrault [Member] | Equity Award Additions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							60,497
PEO | Lynn Tetrault [Member] | Equity Awards Granted During the Year, Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards							210,599
PEO | Lynn Tetrault [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards							0
PEO | Lynn Tetrault [Member] | Equity Awards Granted in Prior Year, Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards							(150,102)
PEO | Lynn Tetrault [Member] | Equity Awards Granted in Prior Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards							0
PEO | Lynn Tetrault [Member] | Equity Awards Granted in Prior Year, Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards							0
PEO | Lynn Tetrault [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Prior to Vesting Date Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards							0
PEO | Mark Mallon [Member] | Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							5,947,510	10,500,000
PEO | Mark Mallon [Member] | Equity Award Additions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(5,372,972)	8,114,550
PEO | Mark Mallon [Member] | Equity Awards Granted During the Year, Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards							0	8,114,550
PEO | Mark Mallon [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards							0	0
PEO | Mark Mallon [Member] | Equity Awards Granted in Prior Year, Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards							0	0
PEO | Mark Mallon [Member] | Equity Awards Granted in Prior Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards							2,741,578	0
PEO | Mark Mallon [Member] | Equity Awards Granted in Prior Year, Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards							(8,114,550)	0
PEO | Mark Mallon [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Prior to Vesting Date Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards							0	0
PEO | Douglas VanOort [Member] | Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								6,577,675	3,000,000
PEO | Douglas VanOort [Member] | Equity Award Additions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								(4,552,758)	13,596,119
PEO | Douglas VanOort [Member] | Equity Awards Granted During the Year, Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards								0	8,485,218
PEO | Douglas VanOort [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards								0	9,145,571
PEO | Douglas VanOort [Member] | Equity Awards Granted in Prior Year, Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards								(4,381,981)	(4,034,670)
PEO | Douglas VanOort [Member] | Equity Awards Granted in Prior Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards								11,265,258	0
PEO | Douglas VanOort [Member] | Equity Awards Granted in Prior Year, Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards								(11,436,035)	0
PEO | Douglas VanOort [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Prior to Vesting Date Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards								0	0
Non-PEO NEO | Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						1,772,770	1,981,553	3,350,000	469,900
Non-PEO NEO | Equity Award Additions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						3,202,514	1,200,269	1,862,054	1,813,164
Non-PEO NEO | Equity Awards Granted During the Year, Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards						1,744,759	1,458,012	2,720,213	1,329,346
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards						127,903	0	(488,131)	970,205
Non-PEO NEO | Equity Awards Granted in Prior Year, Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards						820,474	(100,428)	(370,028)	(486,387)
Non-PEO NEO | Equity Awards Granted in Prior Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards						552,690	103,249	0	0
Non-PEO NEO | Equity Awards Granted in Prior Year, Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards						(43,312)	(260,563)	0	0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Prior to Vesting Date Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards						$ 0	$ 0	$ 0	$ 0